General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and Administrative Expenses
Occupancy expenses	SFr 247	SFr 237	SFr 231	SFr 484	SFr 494
IT, machinery, etc.	462	407	383	869	756
Provisions and losses	499	710	273	1,209	330
Travel and entertainment	61	44	32	105	61
Professional services	532	521	454	1,053	827
Communication and market data services	136	131	128	267	255
Amortization and impairment of other intangible assets	1	1	2	2	4
Other	67	97	86	164	238
General and administrative expenses	2,005	2,148	1,589	4,153	2,965
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr (49)	SFr (49)	SFr (42)	(98)	(94)
Bank
General and Administrative Expenses
Occupancy expenses				441	449
IT, machinery, etc.				697	597
Provisions and losses				1,205	330
Travel and entertainment				92	52
Professional services				1,980	1,609
Communication and market data services				236	226
Amortization and impairment of other intangible assets				2	4
Other				342	397
General and administrative expenses				4,995	3,664
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component				SFr 3	SFr (10)